UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 164.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 9.2%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,672,379
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	15,000	15,880,050

		$19,552,429

Education — 30.2%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$226,702
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	117,811
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	223,682
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,501,969
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	225,126
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,071,961
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	898,152
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	336,081
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	253,320
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	10,555,000
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,232,500
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,300,495
New York Dormitory Authority, (New York University), 4.00%, 7/1/35	1,500	1,608,675
New York Dormitory Authority, (New York University), Prerefunded to 7/1/19, 5.00%, 7/1/39(1)	10,000	10,785,000
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,193,960
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	537,800
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,904,120
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,340,087
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	285,613
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,660	1,881,344
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,250	5,915,490
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,845,401

		$64,240,289

Electric Utilities — 1.6%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$2,895	$3,380,520

		$3,380,520

Escrowed/Prerefunded — 2.9%
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.00%, 11/15/38(1)	$5,955	$6,286,393

		$6,286,393

Security	Principal Amount (000’s omitted)	Value
General Obligations — 10.9%
Long Beach City School District, 4.50%, 5/1/26	$3,715	$4,050,725
New York, 5.00%, 2/15/34(1)	7,250	8,174,447
New York City, 5.00%, 8/1/34(1)	8,650	9,958,572
Peekskill, 5.00%, 6/1/35	465	481,029
Peekskill, 5.00%, 6/1/36	490	506,890

		$23,171,663

Hospital — 9.5%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$674,045
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	885,248
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	9,871,352
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,174,461
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	5,890	6,460,564
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	1,010	1,160,409

		$20,226,079

Housing — 6.5%
New York City Housing Development Corp., 3.55%, 11/1/42	$1,640	$1,638,311
New York City Housing Development Corp., 3.80%, 11/1/37	885	907,700
New York City Housing Development Corp., 4.05%, 11/1/41	2,030	2,114,529
New York City Housing Development Corp., 4.95%, 11/1/39	2,500	2,571,000
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	4,190	3,982,679
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	520,775
New York Housing Finance Agency, (FNMA), 3.95%, 11/1/37	1,000	1,041,020
New York Mortgage Agency, 3.55%, 10/1/33	995	1,010,233

		$13,786,247

Industrial Development Revenue — 1.2%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$490	$612,500
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,865,102

		$2,477,602

Insured-Education — 3.5%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$1,209,946
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,091,005
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	1,555	1,677,068
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	2,405	2,599,733

		$7,577,752

Insured-Electric Utilities — 6.0%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,000	$5,409,250
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,297,169

		$12,706,419

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 6.4%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/23	$2,290	$2,490,329
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/24	2,390	2,613,059
Eastchester, Union Free School District, (AGM), Prerefunded to 6/15/18, 4.00%, 6/15/23	175	180,101
Freeport, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/20	185	194,744
Freeport, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/21	195	205,271
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.125%, 11/1/23	300	316,779
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	3,835	4,062,185
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	785	795,919
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	825	836,476
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	905	918,439
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	950	964,108

		$13,577,410

Insured-General Obligations — 4.0%
East Northport Fire District, (AGC), 4.50%, 11/1/20	$200	$209,804
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	209,712
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	209,574
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	209,370
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,173,281
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	841,869
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	883,908
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,899,990

		$8,637,508

Insured-Hospital — 2.0%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), Prerefunded to 8/15/17, 5.00%, 8/15/36	$4,355	$4,376,035

		$4,376,035

Insured-Lease Revenue/Certificates of Participation — 2.6%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,407,349
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	983,529
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,084,843

		$5,475,721

Insured-Other Revenue — 2.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,238,447

		$4,238,447

Insured-Special Tax Revenue — 2.2%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,175	$2,432,498
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	988,200
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	1,331,948

		$4,752,646

Lease Revenue/Certificates of Participation — 3.3%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	$6,000	$6,974,760

		$6,974,760

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 12.5%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,359,927
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,860,571
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	1,000	1,122,500
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,723,500
New York City Trust for Cultural Resources, (Museum of Modern Art), 4.00%, 4/1/31	730	817,373
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,705,087

		$26,588,958

Special Tax Revenue — 26.4%
Metropolitan Transportation Authority, Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$11,593,400
New York City Transitional Finance Authority, Future Tax Revenue, 3.00%, 2/1/39	350	339,524
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	11,103,500
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	565	641,185
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	435	497,063
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/36(2)	3,500	3,729,565
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,595,120
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,521,426
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,608,351
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30(1)	8,900	10,680,445

		$56,309,579

Transportation — 15.7%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,921,176
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,718,840
Nassau County Bridge Authority, 5.00%, 10/1/40	300	329,391
New York Thruway Authority, 5.00%, 1/1/37	7,240	8,140,873
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,319,680
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	5,000	5,784,700
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	4,045	4,256,877

		$33,471,537

Water and Sewer — 5.2%
Albany, Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$858,503
Albany, Municipal Water Finance Authority, 5.00%, 12/1/29	500	569,685
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,705,150

		$11,133,338

Senior Living/Life Care — 0.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$135	$155,726
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	325	383,373
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	360	426,100
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	845	941,905

		$1,907,104

Total Tax-Exempt Investments — 164.7% (identified cost $330,713,889)		$350,848,436

Other Assets, Less Liabilities — (64.7)%		$(137,885,010)

Net Assets — 100.0%		$212,963,426

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 17.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 7.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	When-issued security.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	50	Short	Sep-17	$(7,603,068)	$(7,684,375)	$(81,307)

						$(81,307)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $81,307.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$189,897,764

Gross unrealized appreciation	$22,677,890
Gross unrealized depreciation	(2,217,218)

Net unrealized appreciation	$20,460,672

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$350,848,436	$—	$350,848,436
Total Investments	$—	$350,848,436	$—	$350,848,436

Liability Description
Futures Contracts	$(81,307)	$—	$—	$(81,307)
Total	$(81,307)	$—	$—	$(81,307)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017